UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-7456

Name of Fund:  Senior High Income Portfolio, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Senior High Income Portfolio, Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 02/29/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments


Senior High Income Portfolio, Inc.

Schedule of Investments as of November 30, 2005                                                                 (in U.S. dollars)
                                       Face
Industry                             Amount   Corporate Bonds                                                           Value
Aerospace & Defense - 1.3%     $  4,510,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011                   $    4,104,100


Automotive - 3.9%                 7,550,000   Advanced Accessory Systems LLC, 10.75% due 6/15/2011                      6,417,500
                                  2,175,000   Cooper-Standard Automotive, Inc., 8.375% due 12/15/2014                   1,631,250
                                  1,350,000   Delco Remy International, Inc., 8.15% due 4/15/2009 (f)                   1,255,500
                                  2,575,000   Exide Technologies, 10.50% due 3/15/2013 (i)                              1,944,125
                                  1,175,000   Metaldyne Corp., 11% due 6/15/2012                                          890,063
                                    475,000   Tenneco Automotive, Inc. Series B, 10.25% due 7/15/2013                     518,938
                                    700,000   Venture Holdings Co. LLC, 12% due 6/01/2009 (c)                                   0
                                  3,325,000   Venture Holdings Co. LLC, Series B, 9.50% due 7/01/2005 (c)                  16,625
                                                                                                                   --------------
                                                                                                                       12,674,001

Broadcasting - 1.5%               1,525,000   Emmis Communications Corp., 10.366% due 6/15/2012 (f)                     1,526,906
                                  3,000,000   Granite Broadcasting Corp., 9.75% due 12/01/2010                          2,790,000
                                    500,000   LIN Television Corp., 6.50% due 5/15/2013 (i)                               478,750
                                                                                                                   --------------
                                                                                                                        4,795,656

Cable - International - 1.4%        350,000   NTL Cable Plc, 8.75% due 4/15/2014                                          367,500
                                  1,550,000   New Skies Satellites NV, 9.573% due 11/01/2011 (f)(i)                     1,592,625
                                  2,450,000   New Skies Satellites NV, 9.125% due 11/01/2012                            2,517,375
                                                                                                                   --------------
                                                                                                                        4,477,500

Cable - U.S. - 7.3%               1,800,000   CSC Holdings, Inc., 7.25% due 7/15/2008                                   1,800,000
                                  2,275,000   Cablevision Systems Corp. Series B, 8.716% due 4/01/2009 (f)              2,320,500
                                  1,750,000   Charter Communications Holdings LLC, 10% due 4/01/2009                    1,408,750
                                  1,000,000   Charter Communications Holdings LLC, 11.75% due 1/15/2010                   810,000
                                  2,000,000   Charter Communications Holdings LLC, 11.125% due 1/15/2011                1,210,000
                                  1,500,000   Charter Communications Holdings LLC, 9.92% due 4/01/2011                    870,000
                                  1,000,000   Charter Communications Holdings LLC, 10% due 5/15/2011                      585,000
                                  1,925,000   Intelsat Bermuda Ltd., 8.695% due 1/15/2012 (f)(i)                        1,953,875
                                  1,675,000   Intelsat Bermuda Ltd., 8.25% due 1/15/2013 (i)                            1,675,000
                                  2,400,000   Intelsat Bermuda Ltd., 8.625% due 1/15/2015 (i)                           2,406,000
                                  1,400,000   Mediacom Broadband LLC, 11% due 7/15/2013                                 1,505,000
                                  1,875,000   Mediacom LLC, 9.50% due 1/15/2013                                         1,842,188
                                  5,250,000   Rainbow National Services LLC, 8.75% due 9/01/2012 (i)                    5,538,750
                                                                                                                   --------------
                                                                                                                       23,925,063

Chemicals - 12.2%                 1,350,000   ArCo Chemical Co., 9.80% due 2/01/2020                                    1,512,000
                                    555,000   BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014                    615,356
                                  2,250,000   Compass Minerals International, Inc. Series B,
                                              12% due 6/01/2013 (g)                                                     1,946,250
                                  4,382,000   GEO Specialty Chemicals, Inc., 12.016% due 12/31/2009 (h)                 3,812,340
                                  1,000,000   Huntsman International, LLC, 9.875% due 3/01/2009                         1,051,250
                                  1,219,000   Huntsman International, LLC, 10.125% due 7/01/2009                        1,255,570
                                  1,750,000   ISP Holdings, Inc. Series B, 10.625% due 12/15/2009                       1,833,125
                                  3,000,000   Invista B.V., 9.25% due 5/01/2012 (i)                                     3,240,000
                                  2,500,000   Koppers, Inc., 9.875% due 10/15/2013                                      2,712,500
                                  1,650,000   Lyondell Chemical Co., 11.125% due 7/15/2012                              1,856,250
                                  1,200,000   Millennium America, Inc., 7.625% due 11/15/2026                           1,134,000
                                  1,000,000   Nova Chemical Corp., 7.561% due 11/15/2013 (f)(i)                         1,020,000
                                  5,350,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                              5,644,250
                                  7,475,000   PolyOne Corp., 10.625% due 5/15/2010                                      7,699,250
                                  1,322,000   Rockwood Specialties Group, Inc., 10.625% due 5/15/2011                   1,431,065
                                    250,000   Rockwood Specialties Group, Inc., 7.50% due 11/15/2014                      245,000
                                  3,000,000   Tronox Worldwide LLC, 9.50% due 12/01/2012 (i)                            3,090,000
                                                                                                                   --------------
                                                                                                                       40,098,206

Consumer - Durables - 1.2%        4,450,000   Simmons Bedding Co., 7.875% due 1/15/2014                                 4,027,250

Consumer - Non-Durables - 3.1%    1,675,000   Chattem, Inc., 7.41% due 3/01/2010 (f)                                    1,687,562
                                  3,725,000   Hines Nurseries, Inc., 10.25% due 10/01/2011                              3,650,500
                                  2,125,000   North Atlantic Trading Co., 9.25% due 3/01/2012                           1,445,000
                                  3,525,000   Quiksilver, Inc., 6.875% due 4/15/2015 (i)                                3,331,125
                                                                                                                   --------------
                                                                                                                       10,114,187

Diversified Media - 0.8%            175,000   Universal City Florida Holding Co. I, 8.375% due 5/01/2010                  172,375
                                  2,450,000   Universal City Florida Holding Co. I, 9% due 5/01/2010 (f)                2,480,625
                                                                                                                   --------------
                                                                                                                        2,653,000

Energy - Exploration &            1,500,000   Chaparral Energy, Inc., 8.50% due 12/01/2015 (i)                          1,522,500
Production - 1.4%                 3,000,000   Compton Petroleum Corp., 7.625% due 12/01/2013 (i)                        3,045,000
                                                                                                                   --------------
                                                                                                                        4,567,500

Energy - Other - 2.5%             1,000,000   Dresser, Inc., 9.375% due 4/15/2011                                       1,052,500
                                    974,000   Dresser-Rand Group, Inc., 7.375% due 11/01/2014 (i)                         995,915
                                  3,325,000   SemGroup LP, 8.75% due 11/15/2015 (i)                                     3,358,250
                                  3,350,000   Star Gas Partners LP, 10.25% due 2/15/2013                                2,730,250
                                                                                                                   --------------
                                                                                                                        8,136,915

Financial - 1.7%                  4,000,000   Highland Legacy Ltd CLO, 9.943% due 6/01/2011 (f)(i)                      3,974,800
                                    500,000   Investcorp SA, 7.54% due 10/21/2008 (a)                                     507,075
                                  1,000,000   Pennant CBO Ltd., 13.43% due 3/14/2011 (i)                                  620,000
                                  1,500,000   SKM-LibertyView CBO Ltd. Series 1A, Class C1,
                                              8.71% due 4/10/2011 (c)(i)(k)                                               480,000
                                  1,000,000   SKM-LibertyView CBO Ltd. Series 1A, Class D,
                                              11.91% due 4/10/2011 (c)(i)(k)                                               15,000
                                                                                                                   --------------
                                                                                                                        5,596,875

Food & Drug - 0.2%                  850,000   Duane Reade, Inc., 8.991% due 12/15/2010 (f)                                786,250

Food & Tobacco - 1.9%             2,250,000   Commonwealth Brands, Inc., 9.75% due 4/15/2008 (i)                        2,489,063
                                  2,825,000   Commonwealth Brands, Inc., 10.625% due 9/01/2008 (i)                      3,224,031
                                    641,000   Dole Food Co., Inc., 8.875% due 3/15/2011                                   658,628
                                                                                                                   --------------
                                                                                                                        6,371,722

Gaming - 3.2%                     5,925,000   CCM Merger, Inc., 8% due 8/01/2013 (i)                                    5,732,437
                                  2,000,000   Jacobs Entertainment, Inc., 11.875% due 2/01/2009                         2,127,500
                                    625,000   Majestic Star Casino LLC, 9.50% due 10/15/2010                              613,281
                                    675,000   Penn National Gaming, Inc., 6.75% due 3/01/2015                             653,063
                                  1,500,000   Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (i)                     1,500,000
                                                                                                                   --------------
                                                                                                                       10,626,281

Health Care - 2.6%                2,300,000   CDRV Investors, Inc., 9.75% due 1/01/2015 (g)                             1,380,000
                                  1,650,000   Elan Finance Plc, 7.75% due 11/15/2011                                    1,513,875
                                  2,325,000   Elan Finance Plc, 8.34% due 11/15/2011 (f)                                2,162,250
                                  3,000,000   Tenet Healthcare Corp., 7.375% due 2/01/2013                              2,730,000
                                    700,000   VWR International, Inc., 8% due 4/15/2014                                   693,000
                                                                                                                   --------------
                                                                                                                        8,479,125

Housing - 2.5%                      500,000   Compression Polymers Corp., 10.50% due 7/01/2013 (i)                        470,000
                                    247,699   Formica Holdings Corp., 8.76% due 6/10/2011                                 235,314
                                  2,555,000   Goodman Global Holding Co., Inc., 7.491% due 6/15/2012 (f)(i)             2,529,450
                                  4,750,000   Goodman Global Holding Co., Inc., 7.875% due 12/15/2012 (i)               4,465,000
                                    550,000   US Concrete, Inc., 8.375% due 4/01/2014                                     548,625
                                                                                                                   --------------
                                                                                                                        8,248,389

Information Technology - 5.1%     1,000,000   Activant Solutions, Inc., 10.054% due 4/01/2010 (f)(i)                    1,025,000
                                  3,800,000   Amkor Technology, Inc., 9.25% due 2/15/2008                               3,667,000
                                  2,450,000   Freescale Semiconductor, Inc., 6.90% due 7/15/2009 (f)                    2,511,250
                                  1,375,000   MagnaChip Semiconductor SA, 7.741% due 12/15/2011 (f)                     1,388,750
                                  1,750,000   Sungard Data Systems, Inc., 8.525% due 8/15/2013 (f)(i)                   1,813,438
                                  5,250,000   Sungard Data Systems, Inc., 9.125% due 8/15/2013 (i)                      5,433,750
                                  1,075,000   Telcordia Technologies Inc., 10% due 3/15/2013 (i)                          935,250
                                                                                                                   --------------
                                                                                                                       16,774,438

Leisure - 2.5%                    6,000,000   Felcor Lodging LP, 8.83% due 6/01/2011 (f)                                6,240,000
                                     91,000   Host Marriott Corp. Series B, 7.875% due 8/01/2008                           92,365
                                  2,000,000   True Temper Sports, Inc., 8.375% due 9/15/2011                            1,800,000
                                                                                                                   --------------
                                                                                                                        8,132,365

Manufacturing - 4.8%                275,000   Aearo Co., 8.25% due 4/15/2012                                              279,125
                                  1,000,000   Chart Industries, Inc., 9.125% due 10/15/2015 (i)                         1,010,000
                                  1,750,000   Columbus McKinnon Corp., 8.875% due 11/01/2013 (i)                        1,789,375
                                  3,000,000   Communications & Power Industries, Inc., 8% due 2/01/2012                 3,000,000
                                  2,250,000   EaglePicher Inc., 9.75% due 9/01/2013 (c)                                 1,743,750
                                  2,825,000   Invensys Plc, 9.875% due 3/15/2011 (i)                                    2,768,500
                                  3,000,000   Mueller Group, Inc., 10% due 5/01/2012                                    3,165,000
                                    300,000   NMHG Holding Co., 10% due 5/15/2009                                         319,500
                                          1   NSP Holdings LLC, 11.75% due 1/01/2012 (l)                                        1
                                  2,000,000   Propex Fabrics, Inc., 10% due 12/01/2012                                  1,737,500
                                                                                                                   --------------
                                                                                                                       15,812,751

Metal - Other - 0.2%                500,000   Aleris International, Inc., 9% due 11/15/2014                               521,250

Packaging - 5.8%                  4,715,000   Anchor Glass Container Corp., 11.491% due 9/15/2006                       4,809,300
                                  6,200,000   Anchor Glass Container Corp., 11.497% due 2/15/2013 (c)                   4,495,000
                                  1,900,000   Consolidated Container Co. LLC, 10.75% due 6/15/2009 (g)                  1,615,000
                                  3,100,000   Pliant Corp., 13% due 6/01/2010 (c)                                         589,000
                                  5,550,000   US Can Corp., 10.875% due 7/15/2010                                       5,841,375
                                  2,250,000   Wise Metals Group LLC, 10.25% due 5/15/2012                               1,732,500
                                                                                                                   --------------
                                                                                                                       19,082,175

Paper - 10.5%                     3,275,000   Abitibi-Consolidated, Inc., 7.991% due 6/15/2011 (f)                      3,144,000
                                  2,975,000   Ainsworth Lumber Co. Ltd., 7.77% due 10/01/2010 (f)                       2,900,625
                                  1,100,000   Boise Cascade LLC, 7.025% due 10/15/2012 (f)                              1,067,000
                                    350,000   Boise Cascade LLC, 7.125% due 10/15/2014                                    315,000
                                  7,475,000   Bowater, Inc., 7.491% due 3/15/2010 (f)                                   7,325,500
                                  1,775,000   Domtar, Inc., 7.125% due 8/15/2015                                        1,570,875
                                  4,325,000   Georgia-Pacific Corp., 9.375% due 2/01/2013                               4,849,406
                                    625,000   Graphic Packaging International Corp., 9.50% due 8/15/2013                  590,625
                                  3,000,000   JSG Funding Plc, 9.625% due 10/01/2012                                    2,970,000
                                  3,150,000   JSG Funding Plc, 7.75% due 4/01/2015                                      2,583,000
                                  5,175,000   NewPage Corp., 10.50% due 5/01/2012 (f)                                   5,123,250
                                    800,000   Smurfit-Stone Container Enterprises, Inc., 8.375% due 7/01/2012             780,000
                                  1,725,000   Tembec Industries, Inc., 8.625% due 6/30/2009                             1,138,500
                                                                                                                   --------------
                                                                                                                       34,357,781

Retail - 1.3%                     2,250,000   Neiman-Marcus Group, Inc., 9% due 10/15/2015 (i)                          2,289,375
                                  2,000,000   Neiman-Marcus Group, Inc., 10.375% due 10/15/2015 (i)                     2,022,500
                                                                                                                   --------------
                                                                                                                        4,311,875

Service - 6.2%                    2,700,000   Ahern Rentals, Inc., 9.25% due 8/15/2013 (i)                              2,801,250
                                    720,000   Allied Waste North America, Inc., 7.875% due 4/15/2013                      748,800
                                  3,125,000   Allied Waste North America, Inc., Series B,
                                              7.375% due 4/15/2014                                                      3,015,625
                                  4,000,000   HydroChem Industrial Services, Inc., 9.25% due 2/15/2013 (i)              3,840,000
                                  2,325,000   MSW Energy Holdings LLC, 8.50% due 9/01/2010                              2,464,500
                                  2,000,000   Neff Rental LLC, 11.25% due 6/15/2012 (i)                                 2,095,000
                                  5,450,000   United Rentals North America, Inc., 7.75% due 11/15/2013 (i)              5,245,625
                                                                                                                   --------------
                                                                                                                       20,210,800

Telecommunications - 4.3%         2,045,000   Cincinnati Bell, Inc., 8.375% due 1/15/2014                               2,004,100
                                  4,000,000   Qwest Communications International, Inc., 7.84%
                                              due 2/15/2009 (f)                                                         4,055,000
                                  1,025,000   Qwest Corp., 7.741% due 6/15/2013 (f)(i)                                  1,104,438
                                  3,500,000   Time Warner Telecom Holdings, Inc., 8.34% due 2/15/2011 (f)               3,578,750
                                  2,000,000   Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014                   2,070,000
                                  1,276,000   Time Warner Telecom, Inc., 9.75% due 7/15/2008                            1,299,925
                                                                                                                   --------------
                                                                                                                       14,112,213

Transportation - 0.5%             1,500,000   Progress Rail Services Corp., 7.75% due 4/01/2012 (i)                     1,530,000

Utility - 0.8%                    2,000,000   Northwest Pipeline Corp., 6.625% due 12/01/2007                           2,037,500
                                    725,000   Williams Cos., Inc., 8.625% due 6/01/2010                                   780,281
                                                                                                                   --------------
                                                                                                                        2,817,781

Wireless                          1,550,000   Digicel Ltd., 9.25% due 9/01/2012 (i)                                     1,596,500
Communications - 2.1%             1,000,000   Dobson Cellular Systems, 8.375% due 11/01/2011                            1,060,000
                                  2,200,000   Dobson Cellular Systems, 9% due 11/01/2011 (f)                            2,282,500
                                  1,000,000   Rural Cellular Corp., 8.991% due 3/15/2010 (f)                            1,027,500
                                    800,000   US Unwired, Inc., 8.741% due 6/15/2010 (f)                                  824,000
                                                                                                                   --------------
                                                                                                                        6,790,500

                                              Total Corporate Bonds (Cost - $319,894,611) - 92.8%                     304,135,949


                                              Floating Rate Loan Interests (a)
Airlines - 0.2%                     500,000   Delta Air Lines, Inc. Term Loan B, 11.01% due 3/16/2008                     519,000

Automotive - 1.9%                 1,851,852   Intermet Corp. First Lien Term Loan, 9.09% due 11/08/2010                 1,884,259
                                    648,148   Intermet Corp. Letter of Credity, 9.09% due 11/08/2010                      659,491
                                  1,997,484   Metaldyne Corp. Term Loan D,
                                              8.475% - 8.577% due 12/31/2009 (a)                                        1,996,985
                                  1,092,618   Tenneco Automotive, Inc. Term Loan B, 6.63% due 12/12/2010                1,111,602
                                    479,967   Tenneco Automotive, Inc. Tranche B-1 Credit Linked Deposit,
                                              6.339% due 12/12/2010                                                       488,307
                                                                                                                   --------------
                                                                                                                        6,140,644

Cable - International - 0.5%        442,521   New Skies Satellites, BV Term Loan,
                                              6.188% - 6.438% due 5/04/2011                                               448,211
                                    566,667   Telewest Communications Networks Ltd. Term Loan B,
                                              6.901% due 11/30/2012                                                       566,603
                                    433,333   Telewest Communications Networks Ltd. Term Loan C,
                                              6.901% due 11/30/2013                                                       434,509
                                                                                                                   --------------
                                                                                                                        1,449,323

Cable - U.S. - 7.2%               3,000,000   Century Cable Holdings LLC Discretionary Term Loan, 9%
                                              due 12/31/2009                                                            2,950,500
                                  5,000,000   Century Cable Holdings LLC Term Loan B, 9% due 6/30/2009                  4,922,320
                                  7,890,191   Charter Communications Operating LLC Tranche B Term Loan,
                                              6.93% due 4/07/2011                                                       7,913,924
                                  3,930,000   Insight Midwest Holdings LLC Term Loan C,
                                              6.063% due 12/31/2009                                                     3,986,003
                                  4,000,000   Olympus Cable Holdings LLC Term Loan B, 9% due 9/30/2010                  3,940,716
                                                                                                                   --------------
                                                                                                                       23,713,463

Chemicals - 6.0%                  2,693,250   C2 Carbon/Cll Term Loan B, 6.188% due 8/23/2012                           2,701,666
                                  2,589,281   Celanese Holdings LLC Term Loan B, 6.313% due 4/06/2011                   2,612,584
                                  1,654,306   Huntsman ICI Holdings Term Loan B, 5.89% due 8/16/2012                    1,663,096
                                  1,652,794   Invista B.V. New Tranche B-1 Term Loan, 6.313% due 4/29/2011              1,680,685
                                    710,245   Invista B.V. New Tranche B-2 Term Loan, 6.313% due 4/29/2011                722,230
                                    458,229   Pinnacle Polymers Term Loan, 6.312% due 12/15/2006                          463,272
                                  1,592,000   Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                              6.466% due 12/10/2012                                                     1,614,458
                                  8,000,000   Wellman, Inc. First Lien Term Loan, 8.25% due 2/10/2009                   8,170,000
                                                                                                                   --------------
                                                                                                                       19,627,991

Consumer - Durables - 0.9%        3,000,000   Simmons Co. Term Loan, 7% due 6/19/2012                                   3,036,564

Consumer - Non-Durables - 2.4%    4,962,500   American Safety Razor Co. Tranche B Term Loan,
                                              7.15% due 2/28/2012                                                       5,036,938
                                  1,485,000   Culligan International Co. Term Loan, 6.64% due 9/30/2011                 1,505,884
                                  1,473,750   Solo Cup Co. Term Loan, 6.02% due 2/27/2011                               1,484,250
                                                                                                                   --------------
                                                                                                                        8,027,072

Energy - Exploration &            1,250,000   TXOK Acquisition Term Loan C, 8.875% due 9/27/2010                        1,265,625
Production - 0.4%

Energy - Other - 3.2%             3,000,000   Cheniere Energy, Inc. Term Loan B,
                                              6.77% - 6.95% due 8/31/2012                                               3,024,375
                                    718,038   Dresser, Inc. Term Loan C, 6.59% due 4/10/2009                              724,994
                                  1,250,000   Dresser, Inc. Term Loan Unsecured, 7.99% due 2/25/2010                    1,271,875
                                  1,000,000   EPCO, Inc. Term Loan B Tranche 3,
                                              6.409% - 6.603% due 8/18/2010                                             1,015,156
                                  2,500,000   Key Energy Services, Inc. Term Loan B, 7.02% due 6/30/2012                2,538,543
                                  2,000,000   Scorpion Drilling Ltd. Second Lien Term Loan,
                                              11.64% due 5/05/2015                                                      2,010,000
                                                                                                                   --------------
                                                                                                                       10,584,943

Food & Tobacco - 1.0%             1,657,726   Dr Pepper/Seven Up Bottling Group, Inc. Term Loan B,
                                              6.08% - 6.181% due 12/19/2010                                             1,683,628
                                  1,688,333   Pierre Foods, Inc. Term Loan B, 6.37% - 6.56% due 6/30/2010               1,711,548
                                                                                                                   --------------
                                                                                                                        3,395,176

Health Care - 2.0%                1,520,061   Medpointe Healthcare Inc. Tranche B Term Loan,
                                              9.49% due 9/30/2008                                                       1,529,561
                                  1,198,864   Orthofix International NV Term Loan B,
                                              5.48% - 6.03% due 12/15/2008                                              1,210,852
                                  3,661,334   VWR International, Inc. Tranche B Term Loan,
                                              6.69% due 4/07/2011                                                       3,713,965
                                                                                                                   --------------
                                                                                                                        6,454,378

Housing - 4.0%                    2,285,259   General Growth Properties, Inc. Term Loan B, 6.22%
                                              due 11/12/2008                                                            2,301,827
                                  2,471,169   Headwaters, Inc. Term Loan B-1, 6.43% - 8.25% due 4/30/2011               2,494,850
                                  2,343,421   LIONS Gables Realty Term Loan B, 5.84% due 9/30/2006                      2,355,138
                                  1,959,940   LNR Property Corp. Tranche B Term Loan,
                                              7.09% - 7.26% due 2/03/2008                                               1,972,190
                                  4,000,000   Stile U.S. Acquisition Corp. Bridge Loan, 10.384% due 4/06/2015           4,000,000
                                                                                                                   --------------
                                                                                                                       13,124,005
Information Technology - 1.0%     1,765,000   Fidelity National Information Solutions, Inc. Term Loan B,
                                              5.864% due 3/09/2013                                                      1,772,328
                                  1,679,063   Telcordia Technologies, Inc. Term Loan, 6.61% due 9/15/2012               1,666,995
                                                                                                                   --------------
                                                                                                                        3,439,323

Manufacturing - 2.9%              3,057,865   EaglePicher Holdings, Inc. Tranche B Term Loan,
                                              10.50% due 8/07/2009                                                      3,045,851
                                  2,819,161   Invensys International Holdings Ltd. First Lien Term Loan,
                                              7.791% due 9/04/2009                                                      2,857,924
                                  3,482,500   Metokote Corp. Second Lien Term Loan,
                                              6.68% - 7.25% due 11/27/2011                                              3,495,559
                                                                                                                   --------------
                                                                                                                        9,399,334

Metal - Other - 1.5%                331,579   Euramax International Plc Second Lien Term Loan,
                                              10.55% due 6/29/2013                                                        321,217
                                  1,995,000   Euramax International Plc Tranche 3 Term Loan B,
                                              6.125% due 6/29/2012                                                      1,989,077
                                  2,668,421   Euramax International Plc Tranche 4 Second Lien Term Loan,
                                              10.55% due 6/29/2013                                                      2,585,033
                                                                                                                   --------------
                                                                                                                        4,895,327

Packaging - 1.1%                  3,534,686   Owens-Illinois Group, Inc. Tranche Term Loan C,
                                              6.12% due 4/01/2008                                                       3,561,196

Retail - 1.0%                     3,000,000   American Reprographics Co. LLC Second Lien Term Loan,
                                              10.235% due 12/18/2009                                                    3,075,000
                                    304,465   General Nutrition Centers, Inc. Tranche B Term Loan,
                                              7.22% - 7.401% due 12/05/2009                                               308,652
                                                                                                                   --------------
                                                                                                                        3,383,652

Service - 2.4%                    1,239,159   Allied Waste North America, Inc. Term Loan,
                                              6.09% - 6.39% due 1/15/2012                                               1,246,552
                                    468,243   Allied Waste North America, Inc. Tranche A Credit Linked
                                              Deposit, 3.864% due 1/15/2012                                               470,942
                                  1,641,667   United Rentals, Inc. Term Loan, 6.45% due 2/14/2011                       1,660,341
                                    333,333   United Rentals, Inc. Tranche B Credit Linked Deposit,
                                              5.59% due 2/14/2011                                                         337,125
                                  3,950,000   Waste Services, Inc. Tranche B Term Loan,
                                              7.28% - 9% due 3/31/2011                                                  3,989,500
                                                                                                                   --------------
                                                                                                                        7,704,460

Utility - 1.4%                    1,000,000   Calpine Corp. Second Lien Term Loan, 9.90% due 7/15/2007                    768,000
                                  1,700,000   Covanta Energy Corp. Second Lien Term Loan,
                                              9.141% - 9.691% due 6/24/2013                                             1,712,750
                                    750,000   El Paso Corp. Deposit Account, 2.77% due 11/23/2009                         753,906
                                  1,230,000   El Paso Corp. Term Loan, 6.813% due 11/23/2009                            1,238,114
                                                                                                                   --------------
                                                                                                                        4,472,770

Wireless                          2,947,500   Centennial Cellular Operating Co. Term Loan,
Communications - 0.9%                         6.27% - 6.83% due 2/09/2011                                               2,963,850

                                              Total Floating Rate Loan Interests
                                              (Cost - $136,571,963) - 41.9%                                           137,158,096

                                      Shares
                                        Held  Common Stocks
Chemicals - 0.2%                    142,466   GEO Specialty Chemicals, Inc. (e)                                           641,097

Leisure - 0.1%                       41,866   Lodgian, Inc. (e)                                                           430,801

Telecommunications - 0.1%            32,057   IDT Corp. Class B (e)                                                       391,095

                                              Total Common Stocks (Cost - $3,488,548) - 0.4%                            1,462,993


                                              Preferred Stocks
Cable - U.S. - 0.0%                   2,500   Adelphia Communications Corp. Series B, 13% (e)                                 625

                                              Total Preferred Stocks (Cost - $225,000) - 0.0%                                 625


                                              Warrants (j)
Paper - 0.0%                          3,500   MDP Acquisitions Plc (expires 10/01/2013)                                    17,500

Wireless                                600   American Tower Corp. (expires 8/01/2008)                                    229,951
Communications - 0.1%

                                              Total Warrants (Cost - $39,036) - 0.1%                                      247,451


                                  Beneficial
                                    Interest  Other Interests (d)
Automotive - 0.0%              $  4,130,972   Cambridge Industries, Inc. (Litigation Trust Certificates)                   41,310

Health Care - 0.0%                   10,284   MEDIQ Inc. (Preferred Stock Escrow due 2/01/2006)                                 0

                                              Total Other Interests (Cost - $0) - 0.0%                                     41,310

                                              Short-Term Securities
                               $    140,308   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (b)                 140,308

                                              Total Short-Term Securities (Cost - $140,308) - 0.1%                        140,308

                                              Total Investments (Cost - $460,359,466*) - 135.3%                       443,186,732
                                              Liabilities in Excess of Other Assets - (35.3%)                       (115,531,153)
                                                                                                                   --------------
                                              Net Assets - 100.0%                                                  $  327,655,579
                                                                                                                   ==============
  * The cost and unrealized appreciation (depreciation) of investments as of
    November 30, 2005, as computed for federal income tax purposes, were as follows:

    Aggregate cost                                    $     459,985,210
                                                      =================
    Gross unrealized appreciation                     $       9,176,397
    Gross unrealized depreciation                          (25,974,875)
                                                      -----------------
    Net unrealized depreciation                       $    (16,798,478)
                                                      =================

(a) Floating rate loan interests in which the Fund invests generally pays interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more major European banks, such as London InterBank Offered Rate ("LIBOR"),
    (ii) the prime rate offered by one or more major U.S. banks, or (iii) the certificate of deposit rate.

(b) Investments in companies considered to be an affiliate of the Fund, for purposes of
    Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                    Net            Interest
    Affiliate                                     Activity          Income

    Merrill Lynch Liquidity Series,
       LLC Cash Sweep Series I                 $  (4,203,146)     $  23,856

(c) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.

(d) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.

(e) Non-income producing security.

(f) Floating rate note.

(g) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.

(h) Convertible security.

(i) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.

(j) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(k) Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(l) Represents a pay-in-kind security which may pay interest/dividends in additional face/shares.

    For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management.
    This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Senior High Income Portfolio, Inc.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Senior High Income Portfolio, Inc.


Date: January 25, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       ------------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Senior High Income Portfolio, Inc.


Date: January 25, 2006


By:    /s/ Donald C. Burke
       ------------------------
       Donald C. Burke
       Chief Financial Officer
       Senior High Income Portfolio, Inc.


Date: January 25, 2006